BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks (Details) $ in Millions	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 COP ($)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 19,692,638		$ 8,551,558
Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	14,774,220		3,734,949
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 13,816,270		$ 3,169,060
Coverage of net assets of a foreign business		$ 200,000
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	0.97%	0.97%	0.53%
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	9.51%	9.51%	4.46%
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 670,043		$ 525,475
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	8.62%	8.62%	1.81%
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	8.74%	8.74%	4.05%
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 287,907		$ 40,147
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	2.89%	2.89%	2.97%
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	6.60%	6.60%	2.97%
Obligations granted by foreign banks | Corporacion Andina de Fomento (CAF)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions			$ 267
Obligations granted by foreign banks | Corporacion Andina de Fomento (CAF) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate			2.44%
Obligations granted by foreign banks | Corporacion Andina de Fomento (CAF) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate			2.44%